Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expense And Other Current Assets
Prepaid consulting	$ 239,646	$ 930,893	$ 76,663
Insurance	1,717	987	665
Prepaid costs	90,652	27,427
Total	$ 332,015	$ 959,307	$ 77,328